May 5, 2025                                        VIA EDGAR

Securities and Exchange Commission
100 “F” Street NE
Washington, D.C. 20549

Re:    Symetra Life Insurance Company
    Symetra Separate Account C (“Registrant”)
    1933 Act File No. 33-69712
1940 Act File No. 811-08052

Commissioners:

Pursuant to Rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statement that:

1.The form of Prospectus and Statement of Additional Information that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement; and
2.The text of the most recent registration statement was filed electronically.

Sincerely,

/s/ Rachel Dobrow Stone

Rachel Dobrow Stone
Senior Counsel